Expense Example - Brendan Wood TopGun ETF [Member]	Dec. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	$ 1,199